Accumulated Other Comprehensive (Income) Loss - Net (Detail) - USD ($) $ in Millions		3 Months Ended				12 Months Ended
		Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Currency translation adjustments
Currency translation adjustments, Beginning balance	[2]	$ (1,845)	[1]	$ (969)	[1]	$ (969)	[1]	$ 643		$ 1,705
AOCI before reclasses – net of taxes		85	[1]	(153)	[1]	876	[2]	326	[2]	(374)	[2]
Reclasses from AOCI – net of taxes		0	[1]	0	[1]	0	[2]	0	[2]	(688)	[2],[3]
Currency translation adjustments, Ending balance		(1,760)	[1]	(1,122)	[1]	(1,845)	[1],[2]	(969)	[1],[2]	643	[2]
Benefit plans
Benefit plans, Beginning balance		(42)		(100)		(100)		180		310
AOCI before reclasses – net of taxes		(13)		(5)		(58)		(74)		6
Reclasses from AOCI – net of taxes		(52)		0		0		(6)		(136)	[3]
Benefit plans, Ending balance		1,865		(105)		(42)		(100)		180
Cash flow hedges
Cash flow hedges, Beginning balance		9		32		32		16		7
AOCI before reclasses – net of taxes		(13)		35		(27)		(40)		36
Reclasses from AOCI – net of taxes		(26)		(11)		50		(8)		(27)	[3]
Cash flow hedges, Ending balance		(30)		56		9		32		16
Total AOCI
Total AOCI, Beginning balance		(1,878)		(1,037)		(1,037)		(839)		(2,022)
AOCI before reclasses – net of taxes		59		(123)		791		212		(332)
Reclasses from AOCI – net of taxes		(78)		(11)		50		(14)		(851)	[3]
Total AOCI, Ending balance		75		$ (1,171)		$ (1,878)		$ (1,037)		$ (839)
Unrecognized gain transferred from GE pension taxes	[4]	1,972
Currency translation adjustments Member
Total AOCI
Unrecognized gain transferred from GE pension taxes	[1],[4]	0
Benefit plans Member
Total AOCI
Unrecognized gain transferred from GE pension taxes	[4]	1,972
Cash flow hedges Member
Total AOCI
Unrecognized gain transferred from GE pension taxes	[4]	$ 0

[1]	The amount of foreign currency translation recognized in Other comprehensive income (loss) during the three months ended March 31, 2023 and 2022 included net gains (losses) relating to net investment hedges, as further discussed in Note 12, “Financial Instruments and Fair Value Measurements.”
[2]	The amount of foreign currency translation recognized in other comprehensive income during the years ended December 31, 2022, 2021, and 2020 included net gains (losses) relating to net investment hedges, as further discussed in Note 13, “Financial Instruments and Fair Value Measurements.”
[3]	The total reclassification from AOCI included $836 million related to the sale of our BioPharma business in 2020, including currency translation of $688 million, net of taxes.
[4]	Refer to Note 9, “Postretirement Benefit Plans” for further information on the unrecognized gain transferred from GE pension in connection with the Spin-Off.